Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents tables [text block]
	As of December 31,
in 000€	2020	2019	2018
Cash at bank	108,399	123,337	105,846
Cash equivalents	3,139	5,560	9,660
Total	111,538	128,897	115,506